Interim Condensed Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Apr. 30, 2014	Apr. 30, 2013	Jan. 31, 2014	Jan. 31, 2013
Cash flows from operating activities
Net loss	$ (1,233,860)	$ (643,434)	$ (4,238,490)	$ (1,332,996)
Adjustments to reconcile net loss to net cash used in operating activities:
Provision for doubtful accounts	(722)	760	(3,247)	3,443
Depreciation and amortization	6,297	5,241	22,748	11,685
Other items not involving cash (Schedule 1)	903,395	199,673	2,218,214	336,209
Unrealized foreign exchange	1,592	5,896	(2,984)	0
Increase (decrease) in cash resulting from change in:
Accounts receivable	(37,832)	288,653	339,101	(335,933)
Advances receivable			(50,000)	0
Prepaid expenses and deposits	23,195	(79,212)	(23,518)	(42,837)
Inventory	(19,411)	(243,976)	(367,896)	(166,456)
Accounts payable	63,211	(3,258)	356,974	60,301
Finance fees paid in connection with debt extinguishment	(35,040)	0	(2,520)	0
Net cash used in operating activities	(329,175)	(469,657)	(1,751,618)	(1,466,584)
Cash flows from investing activities
Acquisition of intangible assets			(5,517)	(40,004)
Purchase of equipment	(5,000)	(505)	(6,230)	(2,968)
Cash acquired from Search By Headlines.com Corp.			0	386,790
Net cash provided by (used in) investing activities	(5,000)	(505)	(11,747)	343,818
Cash flows from financing activities
Proceeds from share issuances	0	523,250	983,250	433,016
Less: Offering costs	0	(26,610)	(85,266)	(21,055)
Advances from Search by Headlines.com Corp prior to the merger			0	325,000
Acquisition costs			0	(34,951)
Proceeds from share subscriptions received	0	50,000
Proceeds from the issuance of promissory notes	877,167	0	571,122	0
Repayments of promissory notes	(151,559)	0	(199,897)	(9,193)
Proceeds from convertible promissory notes			958,500	500,000
Repayments of convertible promissory notes			(381,177)	0
Less: Debt offering costs	(89,850)	0	(45,553)	0
Repayments on debt factoring arrangements			0	(31,555)
Repayments of related party payables	0	(13,710)	(13,916)	(48,883)
Net cash provided by financing activities	635,758	532,930	1,787,063	1,112,379
Effect of exchange rate changes on cash			0	3,811
Net increase (decrease) in cash	301,583	62,768	23,698	(6,576)
Cash at beginning of the period	67,478	43,780	43,780	50,356
Cash at end of the period	369,061	106,548	67,478	43,780
Cash paid during the period for:
Interest	0	14,247	65,148	24,517
Taxes	0	0	0	0
Non-cash financing activities:
Extinguishment of accounts payable with equity			39,820	15,486
Conversion of related party payable to equity			0	375,000
Accounts payable - Search By Headlines.com Corp.			0	153,632
Discount on debt financing	8,770	0	127,220	20,940
Deferred financing costs			88,400	237,500
Repayment of promissory note through issuance of new promissory note	205,083	0	21,562	0
Profit and loss items not involving cash consists of:
Shares issued for services			140,539	0
Shares to be issued in exchange for services	15,000	100,412	7,500	45,956
Loss on extinguishment of debt	697,400	0	468,753	0
Stock based compensation	67,823	73,351	731,615	238,268
Derivative expense			170,500	0
Change in fair value of derivative	26,982	0	(9,358)	0
Amortization of deferred financing fees	32,702	23,385	269,472	38,962
Interest capitalized to convertible debt	3,579	0	1,365	0
Shares issued as penalty under debt agreements	1,250	0	2,900	0
Interest on Search by Headlines.com Corp loan forgiven			0	8,133
Accretion of debt discount	58,659	2,525	434,928	4,890
Total Other items not involving cash	$ 903,395	$ 199,673	$ 2,218,214	$ 336,209